Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	256 Months Ended	259 Months Ended				260 Months Ended	262 Months Ended	263 Months Ended	274 Months Ended	857 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.49%		11.94%				9.95%												11.71%
Performance Inception Date	Jul. 31, 1952
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		13.09%		12.42%				10.14%										8.27%
Performance Inception Date	Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.33%		12.43%				9.92%											7.91%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		15.28%		12.38%				10.11%										8.24%
Performance Inception Date	Feb. 15, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		16.88%		12.96%				10.27%									8.01%
Performance Inception Date	Mar. 01, 2002
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		17.46%		13.50%				10.82%		10.32%
Performance Inception Date	Aug. 05, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.66%		11.89%				9.12%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.47%		10.56%				8.43%
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		17.15%		13.21%				10.53%											8.17%
Performance Inception Date	Mar. 15, 2001
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		17.41%		13.45%				10.76%			9.57%
Performance Inception Date	Sep. 16, 2002
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	15.91%
Performance Inception Date	Oct. 30, 2020
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	15.86%
Performance Inception Date	Oct. 30, 2020
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		17.60%		13.62%	11.86%
Performance Inception Date	Jan. 27, 2017
R-6
Prospectus [Line Items]
Average Annual Return, Percent		17.59%		13.63%				10.93%	13.64%
Performance Inception Date	May 01, 2009
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		16.32%		12.39%				9.73%						7.60%
Performance Inception Date	May 29, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		16.31%		12.39%				9.74%					7.62%
Performance Inception Date	May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		16.85%		12.89%				10.21%				8.22%
Performance Inception Date	Jun. 04, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		17.18%		13.23%				10.55%							8.36%
Performance Inception Date	May 20, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		17.54%		13.57%				10.88%								8.67%
Performance Inception Date	May 15, 2002
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		16.65%		12.72%			9.94%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		17.41%		13.46%		11.67%
Performance Inception Date	Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	26.29%		15.69%				12.03%